Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2019
Fair Value Disclosures [Abstract]
Fair Value, by Balance Sheet Grouping
The carrying amount and fair value of financial instruments at December 31, 2019 and 2018 were as follows (in thousands):

		2019		2018
	Level	Carrying value	Fair Value	Carrying value	Fair Value
Financial assets:
Cash and cash equivalents	1	$42,530	$42,530	$67,495	$67,495
Other assets - interest rate cap	2	—	—	219	219
Equity investment - Common stock of Scorpio Tankers Inc. *	1	173,298	173,298	92,281	92,281

Financial liabilities:
Bank loans, net	2	377,569	377,569	681,489	681,489
Financing obligation	2	350,805	350,805	73,823	73,823
Senior Notes, net	1	—	—	73,253	74,214